Note 15 - Fair value Measurements	3 Months Ended
Mar. 31, 2011
Financial Instruments [Abstract]
Note 15 - Financial Instruments [Text Block]

15. Fair value Measurements

The Company’s debt including project financing obligations, resulting from Codification Topic 810 consolidation amounted to US$68,084 at March 31, 2011, and had an estimated fair value of US$70,517.

The fair value hierarchy for the Company’s financial assets and liabilities accounted for at fair value on a recurring basis, at March 31, 2011, was:

	As of March 31, 2011

	Level 1	Level 2	Level 3	Total

Assets
Marketable securities	15,257	-	-	15,257
Foreign exchange derivatives (Note 2)	-	114	-	114
Commodity derivatives (Note 2)	107	9	28	144

Total assets	15,364	123	28	15,515

Liabilities
Commodity derivatives (Note 2)	(177)	(6)	-	(183)

Total liabilities	(177)	(6)	-	(183)